Derivative Instruments - Schedule of Derivative-Related Credit Risk (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost	$ 18,087	$ 9,274
Derivative credit risk equivalents	54,826	35,846
Derivative credit risk weighted assets	11,941	7,325
Interest rate contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	6,521	3,505
Derivative credit risk equivalents before master netting agreements	14,459	9,699
Derivative credit risk weighted assets before master netting agreements	5,024	2,677
Interest rate contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	6,451	3,384
Derivative credit risk equivalents before master netting agreements	14,306	9,492
Derivative credit risk weighted assets before master netting agreements	5,021	2,673
Interest rate contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	70	121
Derivative credit risk equivalents before master netting agreements	153	207
Derivative credit risk weighted assets before master netting agreements	3	4
Interest rate contract [member] | Written put options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	68	38
Derivative credit risk equivalents before master netting agreements	206	154
Derivative credit risk weighted assets before master netting agreements	150	98
Interest rate contract [member] | Written put options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	3	3
Derivative credit risk equivalents before master netting agreements	4	6
Interest rate contract [member] | Futures contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	22	90
Derivative credit risk equivalents before master netting agreements	83	161
Derivative credit risk weighted assets before master netting agreements	2	3
Interest rate contract [member] | Swap contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	5,228	3,233
Derivative credit risk equivalents before master netting agreements	10,713	8,114
Derivative credit risk weighted assets before master netting agreements	3,380	2,300
Interest rate contract [member] | Forward rate agreements [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	1,153	102
Derivative credit risk equivalents before master netting agreements	3,332	1,162
Derivative credit risk weighted assets before master netting agreements	1,479	236
Interest rate contract [member] | Purchased options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	2	11
Derivative credit risk equivalents before master netting agreements	55	62
Derivative credit risk weighted assets before master netting agreements	12	39
Interest rate contract [member] | Purchased options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	45	28
Derivative credit risk equivalents before master netting agreements	66	40
Derivative credit risk weighted assets before master netting agreements	1	1
Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	2,002	3,013
Derivative credit risk equivalents before master netting agreements	13,749	13,805
Derivative credit risk weighted assets before master netting agreements	1,739	2,324
Foreign exchange contracts [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	1,977	2,987
Derivative credit risk equivalents before master netting agreements	13,712	13,759
Derivative credit risk weighted assets before master netting agreements	1,739	2,324
Foreign exchange contracts [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	25	26
Derivative credit risk equivalents before master netting agreements	37	46
Foreign exchange contracts [member] | Written put options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	5	10
Derivative credit risk equivalents before master netting agreements	76	119
Derivative credit risk weighted assets before master netting agreements	27	29
Foreign exchange contracts [member] | Written put options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	12
Derivative credit risk equivalents before master netting agreements	18	2
Foreign exchange contracts [member] | Futures contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	1	13
Derivative credit risk equivalents before master netting agreements	2	20
Foreign exchange contracts [member] | Swap contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	872	1,184
Derivative credit risk equivalents before master netting agreements	5,581	6,248
Derivative credit risk weighted assets before master netting agreements	794	989
Foreign exchange contracts [member] | Forward rate agreements [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	1,032	1,753
Derivative credit risk equivalents before master netting agreements	7,859	7,225
Derivative credit risk weighted assets before master netting agreements	823	1,260
Foreign exchange contracts [member] | Purchased options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	68	40
Derivative credit risk equivalents before master netting agreements	196	167
Derivative credit risk weighted assets before master netting agreements	95	46
Foreign exchange contracts [member] | Purchased options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	12	13
Derivative credit risk equivalents before master netting agreements	17	24
Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	2,771	1,199
Derivative credit risk equivalents before master netting agreements	7,732	4,694
Derivative credit risk weighted assets before master netting agreements	2,501	992
Commodity contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	1,542	427
Derivative credit risk equivalents before master netting agreements	5,195	2,996
Derivative credit risk weighted assets before master netting agreements	2,450	958
Commodity contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	1,229	772
Derivative credit risk equivalents before master netting agreements	2,537	1,698
Derivative credit risk weighted assets before master netting agreements	51	34
Commodity contract [member] | Written put options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	1	116
Derivative credit risk equivalents before master netting agreements	234	370
Derivative credit risk weighted assets before master netting agreements	74	204
Commodity contract [member] | Written put options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	221	1
Derivative credit risk equivalents before master netting agreements	363	52
Derivative credit risk weighted assets before master netting agreements	7	1
Commodity contract [member] | Futures contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	635	393
Derivative credit risk equivalents before master netting agreements	1,612	1,079
Derivative credit risk weighted assets before master netting agreements	33	22
Commodity contract [member] | Swap contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	1,424	213
Derivative credit risk equivalents before master netting agreements	4,215	2,154
Derivative credit risk weighted assets before master netting agreements	2,119	629
Commodity contract [member] | Purchased options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	117	98
Derivative credit risk equivalents before master netting agreements	746	472
Derivative credit risk weighted assets before master netting agreements	257	125
Commodity contract [member] | Purchased options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	373	378
Derivative credit risk equivalents before master netting agreements	562	567
Derivative credit risk weighted assets before master netting agreements	11	11
Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	6,521	1,280
Derivative credit risk equivalents before master netting agreements	18,145	7,152
Derivative credit risk weighted assets before master netting agreements	2,602	1,298
Equity contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	563	197
Derivative credit risk equivalents before master netting agreements	8,010	4,572
Derivative credit risk weighted assets before master netting agreements	2,399	1,246
Equity contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	5,958	1,083
Derivative credit risk equivalents before master netting agreements	10,135	2,580
Derivative credit risk weighted assets before master netting agreements	203	52
Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	272	277
Derivative credit risk equivalents before master netting agreements	741	496
Derivative credit risk weighted assets before master netting agreements	$ 75	$ 34